Related Party Transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable.

Related party payables and receivables

	Reimbursement of administrative and funding costs	September 30, 2025	December 31, 2024
Laguz I Fundo de Investimento (1)	Selic	(162,764)	—
J&F (2)	IPCA	(50,225)	77,355
		(212,989)	77,355

(1)	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 31 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively settled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other receivables”.

(2)	The net balance payable to J&F refers to: (i) US$93,379 receivable, arising from the settlement agreement entered into between JBS S.A., J&F, and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$143,604 payable, related to the purchase of the Araputanga Plant, to be settled in 19 installments, with final maturity in May 2027.

Other financial transactions in the Group

The indirect subsidiary JBS S.A. and certain of its subsidiaries entered into an assignment agreement with Banco Original S.A, direct subsidiary of the parent Group J&F, pursuant to which Banco Original S.A. acquires credits held against certain clients in the domestic and foreign markets. The assignments are negotiated with no right of recourse, through the definitive transfer of the risks and benefits of the receivables to Banco Original. On September 30, 2025, the Group had US$836,391 (US$517,677 on December 31, 2024) of assigned receivables. In the nine-month period ended September 30, 2025, the Group incurred in a loss from the sale of the receivables of US$86,291 (US$97,333 for the nine-month period ended September 30, 2024), recorded in interim financial information as financial expenses.

On September 30, 2025, JBS S.A. and certain of its subsidiaries held investments with Banco Original in the amount of US$481,914 (US$303,195 on December 31, 2024), recorded in cash and cash equivalents. The cash investments and cash equivalents, CDBs and similar have yields equivalent to the CDI (Interbank Deposit Certificate), according to the term and amount invested, following market practices. In the nine-month period ended September 30, 2025, the Group earned interest from these investments of US$36,432 (US$25,736 for the nine-month period ended September 30, 2024) recognized as financial income.

JBS S.A. has commitments to purchase cattle for future delivery signed with certain suppliers, including the related party JBJ, guaranteeing the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. On September 30, 2025, the Group has commitments agreements in the amount of US$116,765 (US$48,317 on December 31, 2024).

JBS S.A. has transactions with Prima Foods S.A. for the purchase of bovine slaughtering residues for greasing operations.

JBS S.A. is the sponsor of Institute J&F, a youth-directed business school, whose goal is to educate future leaders by offering free, high-quality education. For the nine-month period ended September 30, 2025, the Company made donations in the amount of US$9,812 (US$15,975 for the nine-month period ended September 30, 2024), recognized as general and administrative expenses.

On December 30, 2024, JBS S.A. entered into an agreement for the sale of its Hygiene and Beauty operation to the related party Flora Produtos de Higiene e Limpeza S.A. The transaction covers the transfer of assets and operations related to the manufacture and sale of hygiene and beauty products, in accordance with the terms agreed between the parties. The sale value was set at US$59.2 million, subject to working capital adjustments. The transaction will be concluded after the conditions precedent stipulated in the contract have been met. The Group did not classify the operation as discontinued on September 30, 2025, as it does not represent an individually significant line of business, corresponding to only 0.2% of the JBS S.A.'s net assets.

No expense for expected credit losses relating to related-party transactions were recorded during the nine-month period ended September 30, 2025 and 2024.

Remuneration of key management

The Group’s key management is comprised of its executive officers and members of the Board of Directors. The aggregate amount of compensation received by the Group’s key management during the nine-month period ended September 30, 2025 and 2024 was:

	Nine-month period ended September 30
	2025	2024
Salaries and wages	6,082	5,336
Variable cash compensation (1)	25,602	16,599
	31,684	21,935
(1)	Includes US$3,054 paid to certain JBS USA executives related to performance bonuses. These balances were settled through treasury shares of JBS N.V. instead of cash payment.

The Chief Executive Officer, the Administrative and Control Officer, the Chief Financial Officer and the Executive Officer are employed under the Brazilian employment contract regime referred to as CLT (Consolidation of Labor Laws), which sets legal prerogatives for employee benefits.

Except for those described above, the Board of Directors members are not party to any employment contract or any other contracts for additional employee benefits such as post-employment benefits, other long-term benefits or termination benefits that do not conform to Brazilian Labor Law.